Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 8.8%
Adecoagro SA(a)(b)	239,807	$1,594,717
Arcos Dorados Holdings Inc., Class A	278,005	1,807,032
Banco Macro SA, ADR	99,449	4,960,516
BBVA Banco Frances SA, ADR	153,762	1,377,708
Central Puerto SA, ADR	167,884	1,354,824
Corp. America Airports SA(a)(b)	70,273	527,047
Cresud SACIF y A, ADR(a)	72,284	721,394
Despegar.com Corp.(a)(b)	45,951	551,412
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)(b)	49,361	867,273
Globant SA(a)(b)	70,349	6,531,201
Grupo Financiero Galicia SA, ADR	226,110	5,790,677
Grupo Supervielle SA, ADR	119,609	698,517
IRSA Inversiones y Representaciones SA, ADR(a)	47,384	440,671
Loma Negra Cia Industrial Argentina SA, ADR(a)	128,576	1,279,331
Pampa Energia SA, ADR(a)(b)	147,189	3,720,938
Telecom Argentina SA, ADR(b)	236,507	3,507,399
Transportadora de Gas del Sur SA, Class B, ADR(b)	171,906	2,250,250
YPF SA, ADR	381,254	5,653,997

		43,634,904

Bahrain — 6.3%
Ahli United Bank BSC	29,639,960	24,440,309
Aluminium Bahrain BSC(a)	760,814	847,591
Bahrain Telecommunications Co. BSC	1,342,590	1,225,069
GFH Financial Group BSC	16,848,672	4,201,732
Ithmaar Holding BSC(a)(c)	7,341,331	537,818

		31,252,519

Bangladesh — 6.2%
Acme Laboratores Ltd. (The)	885,952	746,671
Bangladesh Export Import Co. Ltd.	4,677,184	1,271,575
Beximco Pharmaceuticals Ltd.	2,570,119	2,372,651
BRAC Bank Ltd.(a)	4,543,999	3,469,768
City Bank Ltd. (The)	4,207,963	1,352,915
Eastern Bank Ltd.	2,526,640	1,113,991
GrameenPhone Ltd.	703,511	2,952,917
International Finance Investment & Commerce Bank Ltd.(a)	5,810,082	776,051
Islami Bank Bangladesh Ltd.	5,606,109	1,636,772
LafargeHolcim Bangladesh Ltd.	2,770,890	1,310,113
National Bank Ltd.(a)	12,077,229	1,427,568
Olympic Industries Ltd.	117,399	313,341
Pubali Bank Ltd.	2,714,340	847,028
Renata Ltd.	65,932	912,839
Square Pharmaceuticals Ltd.	2,956,907	8,905,673
Summit Power Ltd.	3,101,425	1,484,725

		30,894,598

Jordan — 1.7%
Arab Bank PLC	523,224	4,398,329
Bank of Jordan	287,345	879,462
Jordan Islamic Bank	250,976	1,079,657
Jordan Petroleum Refinery Co.	512,912	1,880,918

		8,238,366

Kazakhstan — 1.9%
Halyk Savings Bank of Kazakhstan JSC, GDR(d)	415,696	4,801,289
KCell JSC, GDR(d)	235,821	1,143,732
NAC Kazatomprom JSC, GDR(a)	232,275	3,542,193

		9,487,214

Security	Shares	Value

Kenya — 7.8%
Co-operative Bank of Kenya Ltd. (The)	8,155,510	$1,002,826
East African Breweries Ltd.	2,426,542	4,859,075
Equity Group Holdings PLC/Kenya	17,429,000	6,687,572
KCB Group Ltd.	15,487,836	6,042,168
Safaricom PLC	73,213,367	19,848,957

		38,440,598

Kuwait — 26.1%
Agility Public Warehousing Co. KSC	3,569,859	8,549,367
Alimtiaz Investment Group KSC	2,776,477	1,185,749
Boubyan Bank KSCP	3,147,780	5,883,991
Boubyan Petrochemicals Co. KSCP	1,449,675	4,471,895
Burgan Bank SAK	2,858,767	3,005,274
Gulf Bank KSCP	5,050,897	5,193,596
Humansoft Holding Co. KSC	333,341	3,649,887
Integrated Holding Co. KCSC	557,173	1,059,800
Jazeera Airways Co. KSC	93,098	281,374
Kuwait Finance House KSCP	13,812,223	30,855,163
Kuwait International Bank KSCP	2,002,579	1,848,636
Kuwait Projects Co. Holding KSCP	1,924,195	1,359,073
Mabanee Co. SAK	1,894,730	4,394,479
Mezzan Holding Co. KSCC	443,730	779,880
Mobile Telecommunications Co. KSC	7,851,085	13,515,008
National Bank of Kuwait SAKP	11,759,210	37,433,228
National Industries Group Holding SAK	3,697,901	2,672,596
National Real Estate Co. KPSC(a)	2,382,654	568,268
Warba Bank KSCP(a)	2,821,366	2,289,347

		128,996,611

Mauritius — 0.2%
Lighthouse Capital Ltd.	2,291,947	1,064,301

Morocco — 7.9%
Attijariwafa Bank	251,311	11,448,483
Banque Centrale Populaire	183,830	5,018,959
Cosumar	178,467	3,505,290
Douja Promotion Groupe Addoha SA	655,225	690,632
Maroc Telecom	1,081,878	15,102,570
Societe d’Exploitation des Ports	137,505	2,561,472
TOTAL Maroc SA	7,987	947,812

		39,275,218

Nigeria — 6.6%
Access Bank PLC	110,356,720	1,866,046
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	12,715,126	7,031,650
FBN Holdings PLC	110,794,124	2,165,208
Guaranty Trust Bank PLC	94,641,223	8,290,125
Nestle Nigeria PLC	1,451,979	5,836,090
United Bank for Africa PLC	112,430,482	1,947,860
Zenith Bank PLC	99,041,990	5,518,348

		32,655,371

Oman — 2.1%
Bank Muscat SAOG	5,356,003	5,842,912
Bank Nizwa SAOG(a)	4,044,396	945,443
Oman Telecommunications Co. SAOG	1,188,089	1,758,989
Ooredoo	1,039,769	1,328,744
Sohar International Bank SAOG	2,400,938	698,455

		10,574,543

Romania — 6.4%
Banca Transilvania SA	22,004,135	11,810,173
BRD-Groupe Societe Generale SA	1,252,035	3,376,168

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Romania (continued)
OMV Petrom SA	69,868,293	$6,310,187
Societatea Energetica Electrica SA	924,015	2,409,172
Societatea Nationala de Gaze Naturale ROMGAZ SA	703,771	5,223,772
Transgaz SA Medias	28,650	2,489,958

		31,619,430

Slovenia — 0.3%
Zavarovalnica Triglav DD	34,224	1,285,235

Sri Lanka — 0.9%
John Keells Holdings PLC	4,891,374	3,809,442
Sampath Bank PLC	1,009,554	789,685

		4,599,127

Vietnam — 15.7%
Bank for Foreign Trade of Vietnam JSC	1,073,745	3,081,468
Bank for Investment and Development of Vietnam JSC(a)	654,020	879,810
Bao Viet Holdings	217,640	713,818
FLC Faros Construction JSC(a)	615,192	786,855
Hoa Phat Group JSC(a)	4,212,340	5,774,518
Hoang Huy Investment Financial Services JSC	651,690	576,101
Kinh Bac City Development Share Holding Corp.(a)	936,110	575,674
Masan Group Corp.(a)	1,797,730	6,587,173
No Va Land Investment Group Corp.(a)	922,679	2,372,108
PetroVietnam Drilling & Well Services JSC(a)	206,830	165,174
PetroVietnam Fertilizer & Chemicals JSC	730,460	556,829
PetroVietnam Gas JSC	226,680	1,009,682
PetroVietnam Power Corp.(a)	604,910	393,956
PetroVietnam Technical Services Corp.	783,798	756,484
Saigon Beer Alcohol Beverage Corp.	265,460	3,026,897
Saigon Thuong Tin Commercial JSB(a)	2,173,849	1,090,824
SSI Securities Corp.	1,198,620	1,272,024
Thanh Thanh Cong - Bien Hoa JSC	882,688	680,412
Viet Capital Securities JSC	413,130	534,585
Vietjet Aviation JSC	209,880	1,115,906
Vietnam Dairy Products JSC	2,676,308	14,801,071
Vietnam Electrical Equipment JSC	173,660	165,754
Vietnam National Petroleum Group	86,080	231,963
Viglacera Corp. JSC(a)	234,100	200,449
Vincom Retail JSC	3,675,197	5,461,943
Vingroup JSC(a)	3,154,168	15,436,781
Vinh Hoan Corp.	58,310	226,606
Vinhomes JSC(a)(e)	2,676,005	9,371,046

		77,845,911

Total Common Stocks — 98.9% (Cost: $424,980,292)		489,863,946

Security	Shares	Value

Rights

Sri Lanka — 0.0%
Sampath Bank PLC (Expires 06/07/19)(a)	338,056	$2,109

Total Rights — 0.0% (Cost: $0)		2,109

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	14,387,721	14,393,476
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	7,896,885	7,896,885

		22,290,361

Total Short-Term Investments — 4.5% (Cost: $22,289,827)		22,290,361

Total Investments in Securities — 103.4% (Cost: $447,270,119)		512,156,416

Other Assets, Less Liabilities — (3.4)%		(17,005,522)

Net Assets — 100.0%		$495,150,894

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Frontier 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,634,883	11,752,838	14,387,721	$14,393,476	$70,414	(a)	$680	$221
BlackRock Cash Funds: Treasury, SL Agency Shares	—	7,896,885	7,896,885	7,896,885	9,967		—	—

				$22,290,361	$80,381		$680	$221

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$489,326,084	$44	$537,818	$489,863,946
Rights	2,109	—	—	2,109
Money Market Funds	22,290,361	—	—	22,290,361

	$511,618,554	$44	$537,818	$512,156,416

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

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